UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2017

Date of reporting period: June 30, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 77.6%

	Shares	Value
Brazil — 6.4%
CCR	75,805	$ 386,203
Petroleo Brasileiro ADR *	79,446	634,774
Rumo *	285,212	742,890

		1,763,867

China — 19.5%
Alibaba Group Holding ADR *	8,664	1,220,758
Angang Steel	768,836	573,196
Brilliance China Automotive Holdings	444,000	808,777
China Everbright International	179,000	223,336
China National Building Material	805,000	478,476
China State Construction International Holdings	192,484	329,418
CITIC Securities	167,500	346,310
Ctrip.com International ADR *	19,358	1,042,622
SINA *	3,862	328,154
Weibo ADR *	382	25,405

		5,376,452

Egypt — 2.0%
Commercial International Bank Egypt GDR	118,890	535,005

Ghana — 2.0%
Tullow Oil *	277,038	542,309

Greece — 4.2%
Eurobank Ergasias *	590,199	659,688
National Bank of Greece *	1,328,300	504,493

		1,164,181

India — 4.4%
Larsen & Toubro *	22,200	579,613
Mahindra & Mahindra Financial Services *	47,200	251,891
Motherson Sumi Systems *	41,000	293,050

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2017 (Unaudited	)

COMMON STOCK — continued

	Shares	Value

India — (continued)
Zee Entertainment Enterprises *	10,200	$ 77,537

		1,202,091

Indonesia — 3.0%
Bank Central Asia	348,187	475,258
Surya Citra Media	559,000	108,576
United Tractors	118,300	243,586

		827,420

Mexico — 0.5%
Grupo Financiero Banorte, Cl O	22,500	143,144

Peru — 1.5%
Cia de Minas Buenaventura ADR	35,617	409,595

Philippines — 1.8%
BDO Unibank	162,100	398,343
PLDT	2,900	103,334

		501,677

Russia — 5.5%
Magnit PJSC GDR	15,217	517,378
Novolipetsk Steel PJSC GDR	13,696	265,154
Sberbank of Russia PJSC ADR	69,757	721,985

		1,504,517

Saudi Arabia — 1.4%
National Commercial Bank *	28,044	395,171

South Africa — 0.8%
Aspen Pharmacare Holdings	10,530	230,732

South Korea — 7.1%
BGF retail	6,734	594,445
ING Life Insurance Korea * (A)	24,350	723,594
Samsung Engineering *	60,750	631,844

		1,949,883

Taiwan — 9.6%
Delta Electronics	90,000	492,603

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2017 (Unaudited	)

COMMON STOCK — continued

	Shares	Value

Taiwan — (continued)
Hota Industrial Manufacturing	123,022	$ 606,617
Taiwan Semiconductor Manufacturing	97,200	666,213
Win Semiconductors	159,800	877,272

		2,642,705

United Arab Emirates — 2.6%
Emaar Properties PJSC	338,088	714,925

United Kingdom — 1.5%
KAZ Minerals *	41,546	279,276
Wizz Air Holdings * (A)	4,100	128,935

		408,211

United States — 0.7%
Globant *	4,488	194,959

Zambia — 3.1%
First Quantum Minerals	102,161	862,945

TOTAL COMMON STOCK
(Cost $20,557,199)		21,369,789

EQUITY-LINKED WARRANTS — 17.0%

	Number of Warrants

China — 9.4%
GoerTek, Expires 10/20/17	82,000	232,614
GoerTek, Expires 01/03/19	104,000	295,762
Hangzhou Hikvision Digital, Expires 08/01/17	167,000	793,660
Hangzhou Hikvision Digital, Expires 01/03/19	137,250	653,909
Wuliangye Yibin, Expires 06/22/18	28,000	229,881
Wuliangye Yibin, Expires 04/05/21	45,800	376,020

		2,581,846

India — 2.7%
Mahindra & Mahindra Financial, Expires 11/26/18	52,100	278,041
Motherson Sumi Systems, Expires 09/09/21	49,200	351,660
Zee Entertainment Enterprises, Expires 09/07/21	13,800	104,902

		734,603

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2017 (Unaudited	)

EQUITY-LINKED WARRANTS —continued

	Number of Warrants	Value

Romania — 0.4%
Banca Transilvania SA, Expires 10/30/18	187,400	$ 125,455

Saudi Arabia — 3.5%
Al Tayyar Travel Group Holding, Expires 05/24/18	19,618	161,460
HSBC Bank Savola , Expires 01/24/20	29,121	387,221
Savola Group, Expires 02/12/20	31,571	421,919

		970,600

Vietnam — 1.0%
Hoa Phat Group, Expires 07/17/17	177,900	18,783
Hoa Phat Group JSC, Expires 03/29/19	177,900	250,443

		269,226

TOTAL EQUITY-LINKED WARRANTS

(Cost $3,563,026)		4,681,730

PREFERRED STOCK — 4.3%

	Shares

Colombia — 0.7%
Banco Davivienda #	17,992	198,349

South Korea — 3.6%
Samsung Electronics #	603	981,328

TOTAL PREFERRED STOCK
(Cost $1,153,392)		1,179,677

TOTAL INVESTMENTS— 98.9%
(Cost $25,273,617)		$27,231,196

Percentages are based on Net Assets of $27,529,603.

*	Non-income producing security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2017, the value of these securities amounted to $852,529, representing 3% of the net assets of the Fund.
#	Rate not available.

ADR	American Depositary Receipt
Cl	Class
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND JUNE 30, 2017 (Unaudited	)

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$1,763,867	$—	$—	$1,763,867
China	5,376,452	—	—	5,376,452
Egypt	535,005	—	—	535,005
Ghana	542,309	—	—	542,309
Greece	1,164,181	—	—	1,164,181
India	1,202,091	—	—	1,202,091
Indonesia	—	827,420	—	827,420
Mexico	143,144	—	—	143,144
Peru	409,595	—	—	409,595
Philippines	501,677	—	—	501,677
Russia	1,504,517	—	—	1,504,517
Saudi Arabia	395,171	—	—	395,171
South Africa	230,732	—	—	230,732
South Korea	1,949,883	—	—	1,949,883
Taiwan	2,642,705	—	—	2,642,705
United Arab Emirates	—	714,925	—	714,925
United Kingdom	408,211	—	—	408,211
United States	194,959	—	—	194,959
Zambia	862,945	—	—	862,945

Total Common Stock	19,827,444	1,542,345	—	21,369,789
Equity-Linked Warrants	4,681,730	—	—	4,681,730

Preferred Stock	1,179,677	—	—	1,179,677

Total Investments in Securities	$25,688,851	$1,542,345	$—	$27,231,196

During the period ended June 30, 2017, securities with a total value of $827,420 transferred from Level 1 to Level 2 as a result of fair valuation of foreign equity securities. There were no other significant transfers between Level 1 and Level 2 assets and liabilities for the period ended June 30, 2017. As of June 30, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RWC-QH-001-0100

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: August 28, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: August 28, 2017